Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Dates
30-Jun-2023
Actual/360 Days
32
30/360 Days
30
17-Jul-2023
15-Jul-2023
Collection Period No.
8
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jun-2023
13-Jul-2023
14-Jul-2023
17-Jul-2023
15-Jun-2023
15-Jun-2023
Summary
Beginning
Balance
0.00
602,596,006.52
657,000,000.00
124,000,000.00
Principal
Payment
0.00
57,924,269.67
0.00
0.00
Ending
Balance
0.00
544,671,736.85
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
83.584805
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.785962
1.000000
1.000000
1,383,596,006.52
1,325,671,736.85
57,924,269.67
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,431,472,041.36
163,073,369.76
1,594,545,41
1.12
47,876,034.84
1,373,547,771.69
156,490,413.02
1,530,038,184.71
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
2,641,379.16
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
3.811514
4.341667
4.375000
Interest & Principal
Payment
0.00
60,565,648.83
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
87.396319
4.341667
4.375000
$63,960,623.83
T
otal
$6,036,354.16

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
69,364,704.75
0.00
69,364,704.75
61,034,109.77
6,028,751.56
1,398,281.94
671,383.15
0.00
0.00
232,178.33
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,328,787.84
0.00
0.00
6,036,354.16
0.00
0.00
57,924,269.67
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
69,364,704.75
4,075,293.08
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,328,787.84
0.00
0.00
0.00
1,328,787.84
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
6,036,354.16
0.00
2,641,379.16
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
6,036,354.16
0.00
2,641,379.16
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,036,354.16
6,036,354.16
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
57,924,269.67
0.00
0.00
0.00
57,924,269.67
Aggregate Principal Distributabl
e
Amount
57,924,269.67
57,924,269.67
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,148.48
216,029.85
232,178.33
4,787,603.48
0.00
16,148.48
16,148.48
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Pool Statistics
Pool Data
4.47%
45.49
22.24
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,594,545,411.12
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,530,038,184.71
47,383
48,632
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
37,700,910.96
23,333,198.81
0.00
3,473,116.64
Pool Factor
71.63%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
47,383
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.19%
0.56%
0.19%
0.06%
100.00%
1,517,628,321.58
8,505,240.21
2,920,911.44
983,711.48
1,530,038,184.71
47,134
181
51
17
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.255%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,333.84
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.797%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
7,333,893.56
1,418,657.56
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
84
449
Losses
(1)
Amount
3,473,116.64
1,395,481.26
658,977.82
Number of Receivables
Number of Receivables
Amount
17,353,385.18
7,151,202.05
2,868,289.57
Current
Cumulative
0.343%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.090%
Prior Collection Period
0.346 % Second Prior
Collection
Period
0.902
%
Third
Prior
Collection
Period
0.851%